Capital Disclosures (Details) - USD ($)	1 Months Ended		11 Months Ended	12 Months Ended
	Jan. 15, 2020	Jun. 30, 2018	Nov. 30, 2019	Mar. 01, 2021	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings, notional amount					$ 523,900,000	$ 544,200,000
Sub-limit for letters of credit outstanding					13,300,000	14,400,000
Available borrowings					142,500,000	132,800,000
Factoring of receivables from facility program
Disclosure of detailed information about borrowings [line items]
Agreement to sell trade receivables, maximum capacity	$ 200,000,000.0		$ 250,000,000.0
Accounts receivable sold during period					90,600,000	130,000,000
Factoring of receivables from supplier financing program
Disclosure of detailed information about borrowings [line items]
Accounts receivable sold during period					50,400,000	50,000,000
New credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings, notional amount		$ 800,000,000.0
Amount of accordion feature					110,000,000
New Term Loans, June
Disclosure of detailed information about borrowings [line items]
Borrowings, notional amount		350,000,000.0
Revolving Facility Due June 2023
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity		450,000,000.0
Amount of accordion feature					110,000,000
Sub-limit for letters of credit outstanding		150,000,000.0			21,200,000	$ 21,300,000
Available borrowings					$ 428,800,000
Revolving Facility Due June 2023 | Bridge Loan
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity		$ 50,000,000.0
Short-term borrowings, maximum term		10 days
Revolving Facility Due June 2023 | Bridge Loan | Top of range
Disclosure of detailed information about borrowings [line items]
Debt instrument term					10 days
New Term Loans, November
Disclosure of detailed information about borrowings [line items]
Amount of accordion feature							$ 250,000,000.0
New Agreement To Sell Accounts Receivable | Factoring of receivables from facility program
Disclosure of detailed information about borrowings [line items]
Agreement to sell trade receivables, maximum capacity	$ 200,000,000.0			$ 235,000,000.0